Commitments - Schedule of Future Minimum Lease Payments under Non-Cancelable Operating Leases (Detail) - USD ($)	Mar. 31, 2015	Mar. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
Within one year	$ 349,073	$ 381,394
Over one year but not exceeding two years	342,386	352,290
Over two years but not exceeding three years	342,386	352,290
Over three years but not exceeding four years	342,386	352,290
Over four years but not exceeding five years	342,386	352,290
Over five years	7,989,011	8,572,401
Total future minimum lease payments	$ 9,707,628	$ 10,362,955